Amounts receivable - Aging of trade receivables not impaired (Details) - Trade receivables - CAD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of provision matrix [line items]
Financial assets	$ 153,461	$ 131,983
Less than 60 days
Disclosure of provision matrix [line items]
Financial assets	131,683	125,081
Between 60 and 90 days
Disclosure of provision matrix [line items]
Financial assets	5,863	1,833
Over 90 days
Disclosure of provision matrix [line items]
Financial assets	$ 15,915	$ 5,069